Contents of Significant Accounts - Post-Employment Benefits - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Actual returns on plan assets	$ 61	$ 55
Expected pension fund contribution in 2021	$ 517
Weighted-average durations of defined benefit obligation	9 years	9 years
Defined benefit plan [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Percentages of employees' total monthly salaries and wages to pension fund	2.00%	2.00%	2.00%
Pension expenses	$ 40	$ 59	$ 69
Defined contribution plan [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Minimum percentage of employees' monthly salary or wages as monthly contributions to defined contribution plan	6.00%	6.00%	6.00%
Pension expenses	$ 1,478	$ 1,369	$ 1,339